Derivative Instruments (Schedule Of Collateral Amounts With Rights To Reclaim Or Obligation To Return Cash) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Credit Derivatives [Line Items]
Collateral Posted by Counter-Party (Held by LNL)	$ 3,200	$ 5,564
Collateral Posted by LNL (Held by Counter-Party)	(157)	(44)
AA- [Member]
Credit Derivatives [Line Items]
Collateral Posted by Counter-Party (Held by LNL)	383	2,346
Collateral Posted by LNL (Held by Counter-Party)	(6)
A+ [Member]
Credit Derivatives [Line Items]
Collateral Posted by Counter-Party (Held by LNL)	1,718	2,762
Collateral Posted by LNL (Held by Counter-Party)	(151)	(44)
A [Member]
Credit Derivatives [Line Items]
Collateral Posted by Counter-Party (Held by LNL)	$ 1,099	$ 456